Income Taxes - Schedule of Comprehensive Income before Income Tax, Domestic and Foreign (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Examination [Line Items]
Income before income taxes	$ 3,140,592	$ 240,364
Current income tax (expense) recovery	(34,970)	34,344
Deferred income tax (expense) recovery	(190,963)	44,801
(Provision for) recovery of income taxes	(225,933)	79,145
Domestic
Income Tax Examination [Line Items]
Income before income taxes	1,920,503	133,757
Current income tax (expense) recovery	(1,815)	54,251
Deferred income tax (expense) recovery	(191,589)	(12,552)
Foreign
Income Tax Examination [Line Items]
Income before income taxes	1,220,089	106,607
Current income tax (expense) recovery	(33,155)	(19,907)
Deferred income tax (expense) recovery	$ 626	$ 57,353